Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenue	$ 1,305	$ 17,048
Research & development	(19,278)	(12,389)
Manufacturing commercialization	(11,924)	(2,698)
Management and administration	(7,680)	(5,463)
Fair value remeasurement of contingent consideration	15,107	(288)
Other operating income and expenses	2,018	(169)
Finance costs	(4,822)	(3,457)
Loss before income tax	(25,274)	(7,416)
Income tax benefit	730	1,932
Loss attributable to the owners of Mesoblast Limited	$ (24,544)	$ (5,484)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (4.21)	$ (1.10)
Diluted - losses per share	$ (4.21)	$ (1.10)